UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 29, 2024
Disclosure of unconsolidated structured entities [line items]
Percentage of total assets	2.22%	2.08%
Total for all unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	$ 7,274,925	$ 6,279,287
Grupo Aval's maximum exposure	7,274,925	6,279,287
Total for all unconsolidated structured entities [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	7,238,240	6,247,125
Total for all unconsolidated structured entities [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	36,685	32,162
Managed funds [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	4,174,965	3,711,655
Grupo Aval's maximum exposure	4,174,965	3,711,655
Managed funds [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	4,138,387	3,680,026
Managed funds [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	36,578	31,629
Funds managed by other entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	3,099,960	2,567,632
Grupo Aval's maximum exposure	3,099,960	2,567,632
Funds managed by other entities [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	3,099,853	2,567,099
Funds managed by other entities [member] | Financial assets at fair value through profit or loss, category [member] | Private equity fund Pactia Inmobiliario [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities			$ 324,220
Funds managed by other entities [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	$ 107	$ 533